Trade Receivables, Net	12 Months Ended
Dec. 31, 2025
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET
NOTE 7 –	TRADE RECEIVABLES, NET

	December 31,
	2025	2024
	USD in thousands

Accounts receivable	10,224	8,325
Unbilled receivables	243	768
Checks collectible	33	29
Allowance for doubtful debt	(1,722)	(1,225)
Trade receivables, net	8,778	7,897

The Company grants its customers interest-free credit for an average period of 90 days. Impaired debts are accounted for through recording an allowance for doubtful accounts.

In certain circumstances and based on management’s evaluation, the Company records provisions for allowances for doubtful accounts on outstanding debts of greater than 120 days.

Following is information about the credit risk exposure of the Company’s trade receivables:

			Past due trade receivables
	Not past due		< 30 days	31-60 days	60-90 days	90-120 days	>120 days	Total
	USD in thousands
Trade receivables before allowance for doubtful accounts	7,736		455	295	134	50	1,830	10,500

Allowance for doubtful accounts	-		-	-	-	-	1,722	1,722

December 31, 2025	7,736	*	455	295	134	50	108	8,778

December 31, 2024	4,897	*	168	111	50	10	2,661	7,897

*	Includes unbilled account receivables balance.